Segmented Information	6 Months Ended
Sep. 30, 2024
Disclosure of operating segments [Abstract]
Segmented Information [Text Block]

25. Segmented Information

The Company operates in one segment, with two revenue streams being the mining of digital currencies and high performance computing hosting. External revenues are attributed by geographical location, based on the country from which services are provided.

September 30, 2024	Canada	Sweden	Iceland	Switzerland	Paraguay	Bermuda	Total
Revenue from digital currency mining	$-	$-	$-	$-	$-	$50,401	$50,401
High performance computing hosting	-	-	-	-	-	4,488	4,488
	$-	$-	$-	$-	$-	$54,889	$54,889

September 30, 2023	Canada	Sweden	Iceland	Switzerland	Paraguay	Bermuda	Total
Revenue from digital currency mining	$-	$-	$-	$-	$-	$45,858	$45,858
High performance computing hosting	-	-	-	-	-	474	474
	$-	$-	$-	$-	$-	$46,332	$46,332

The Company's plant and equipment are located in the following jurisdictions:

September 30, 2024	Canada	Sweden	Iceland	Switzerland	Paraguay	Bermuda	Total
Plant and equipment	$83,654	$30,828	$492	$-	$232	$14	$115,220
ROU asset	3,351	4,159	-	-	-	60	7,570
	$87,005	$34,987	$492	$-	$232	$74	$122,790

March 31, 2024	Canada	Sweden	Iceland	Switzerland	Paraguay	Bermuda	Total
Plant and equipment	$74,425	$19,529	$1,367	$-	$-	$35	$95,356
ROU asset	3,352	5,051	-	-	-	85	8,488
	$77,777	$24,580	$1,367	$-	$-	$120	$103,844